Summary of significant accounting policies - Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Employee benefits expensed	¥ 1,880,363	¥ 1,940,168	¥ 1,808,321